Fees and Expenses - Guinness Atkinson(TM) K-Beauty ETF	Oct. 28, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the K-Beauty ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1]	0.55%
Distribution (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

[1] Under the Fund’s advisory agreement, in exchange for a unitary management fee, the Adviser pays all routine and ordinary operating expenses of the Fund, except for: the management fee, interest expenses, taxes, fees related to the reclamation or collection of foreign taxes withheld, acquired fund fees and expenses (if any), brokerage and other transaction expenses, and extraordinary expenses (including litigation).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the K-Beauty ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

This Example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$56	$176

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has no operating history and therefore has no portfolio turnover information.